PREPAID EXPENSES AND OTHER ASSETS (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PREPAID EXPENSES AND OTHER ASSETS
Prepaid insurance	$ 367,969	$ 269,262	$ 190,849
Deposits on rental agreements	128,680	119,660	276,500
Retainers for professional services	23,000	23,000	5,593
Other prepaid expenses and other assets	185,822	218,120	118,294
Prepaid expenses and other assets	$ 705,471	$ 630,042	$ 591,236